--------------------------------------------------------------------------------
                   GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

COMMERCIAL PAPER (A) - 51.88%

                FINANCE - 27.81%

 $100,000,000   ABB Treasury Center USA
                5.82%, 02/01/00 (B)....  $   100,000,000
   50,000,000   American Express Credit
                Corp.
                5.70%, 03/21/00........       49,612,084
   50,000,000   American Express Credit
                Corp.
                5.70%, 03/27/00........       49,564,583
   50,000,000   Associates Corp.
                of North America
                5.60%, 02/02/00........       49,992,222
   49,900,000   Associates Corp.
                of North America
                5.57%, 02/03/00........       49,884,559
   50,000,000   Associates Corp.
                of North America
                5.70%, 03/28/00........       49,556,667
   50,000,000   BellSouth Capital
                Funding Corp.
                5.77%, 02/03/00 (B)....       49,983,972
   50,000,000   BellSouth Capital
                Funding Corp.
                5.70%, 03/24/00 (B)....       49,588,334
   49,707,000   BMW U.S. Capital Corp.
                5.55%, 02/03/00........       49,691,674
   50,000,000   BMW U.S. Capital Corp.
                5.70%, 03/16/00........       49,651,667
   50,000,000   Cargill Global Funding Plc
                5.83%, 02/01/00 (B)....       50,000,000
   50,000,000   Cargill Global Funding Plc
                5.61%, 03/23/00 (B)....       49,595,544
   50,000,000   CDC Commercial
                Paper Corp.
                5.76%, 03/06/00 (B)....       49,728,000
   50,000,000   Ford Motor Credit Corp.
                5.71%, 03/22/00........       49,603,472
   50,000,000   Ford Motor Credit Corp.
                5.71%, 03/23/00........       49,595,542
   70,200,000   General Electric Capital
                Corp.
                5.85%, 02/09/00........       70,108,740
   50,000,000   General Electric Capital
                Corp.
                5.83%, 02/22/00........       49,829,958
   50,000,000   General Electric Capital
                Corp.
                6.02%, 03/20/00........       49,598,667




   PAR VALUE                                  VALUE
   ---------                                  -----

                FINANCE (CONTINUED)

  $50,000,000   General Motors
                Acceptance Corp.
                5.98%, 02/08/00........  $    49,941,861
   50,000,000   General Motors
                Acceptance Corp.
                5.83%, 02/14/00........       49,894,736
   50,000,000   General Motors
                Acceptance Corp.
                5.74%, 03/28/00........       49,553,556
   40,000,000   International Lease
                Finance Corp.
                5.78%, 02/18/00........       39,890,822
   39,826,000   Morgan (J.P.) & Co.
                6.10%, 02/11/00........       39,758,517
   49,100,000   National Rural Utilities
                Cooperative Finance Corp.
                5.90%, 03/24/00........       48,681,559
                                         ---------------
                                           1,243,306,736
                                         ---------------

                CONSUMER STAPLES - 14.59%

   50,000,000   DaimlerChrysler NA
                Holdings Corp.
                5.87%, 03/07/00........       49,714,653
   70,000,000   Heinz (H.J.) Co.
                5.63%, 03/01/00........       69,682,530
   44,200,000   Heinz (H.J.) Co.
                5.75%, 03/09/00........       43,938,791
   50,000,000   Koch Industries, Inc.
                5.81%, 02/01/00 (B)....       50,000,000
   50,000,000   Koch Industries, Inc.
                5.57%, 02/09/00 (B)....       49,938,111
   50,000,000   Koch Industries, Inc.
                5.57%, 02/10/00 (B)....       49,930,374
   67,000,000   Proctor & Gamble Co.
                5.76%, 03/17/00........       66,517,600
   45,000,000   Proctor & Gamble Co.
                5.70%, 03/20/00........       44,658,000
   18,100,000   Proctor & Gamble Co.
                5.70%, 03/21/00........       17,959,574
   43,000,000   Sara Lee Corp.
                5.57%, 02/11/00........       42,933,470
   75,000,000   United Parcel Service
                of America, Inc.
                5.54%, 02/01/00........       75,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

                CONSUMER STAPLES (CONTINUED)

  $50,000,000   United Parcel Service
                of America, Inc.
                5.55%, 02/03/00........  $    49,984,583
   25,000,000   Wal-Mart Stores, Inc.
                5.75%, 02/24/00 (B)....       24,908,160
   17,000,000   Wal-Mart Stores, Inc.
                5.77%, 03/13/00 (B)....       16,888,286
                                         ---------------
                                             652,054,132
                                         ---------------

                UTILITIES - 3.89%

   25,000,000   AT&T Corp.
                5.68%, 03/10/00........       24,850,111
   25,000,000   AT&T Corp.
                5.70%, 03/13/00........       24,837,708
   25,000,000   AT&T Corp.
                5.70%, 03/16/00........       24,825,833
   50,000,000   Emerson Electric Co.
                5.70%, 03/20/00 (B)....       49,620,000
   50,000,000   SBC Communications, Inc..
                5.50%, 02/03/00 (B)....       49,984,722
                                         ---------------
                                             174,118,374
                                         ---------------

                CHEMICAL AND DRUGS (B) - 3.53%

   25,000,000   Bayer Corp.
                5.70%, 03/08/00........       24,857,500
   15,750,000   Bayer Corp.
                5.71%, 03/20/00........       15,630,090
   22,735,000   Bayer Corp.
                5.68%, 03/21/00........       22,559,233
   50,000,000   Pfizer, Inc.
                5.75%, 02/15/00........       49,888,194
   45,000,000   Pfizer, Inc.
                5.64%, 02/22/00........       44,851,950
                                         ---------------
                                             157,786,967
                                         ---------------

                TECHNOLOGY - 2.06%

   54,700,000   Motorola, Inc.
                5.61%, 02/24/00........       54,503,946
   38,000,000   Motorola, Inc.
                6.00%, 03/14/00........       37,734,000
                                         ---------------
                                              92,237,946
                                         ---------------
                TOTAL COMMERCIAL PAPER     2,319,504,155
                                         ---------------
                (Cost $2,319,504,155)





   PAR VALUE                                  VALUE
   ---------                                  -----


CORPORATE NOTES AND BONDS - 28.82%

                BANKING - 19.65%

  $50,000,000   AllFirst Bank
                6.03%, 10/26/00 (C)....  $    49,977,002
   12,500,000   AllFirst Bank
                6.34%, 12/04/00........       12,522,444
   35,000,000   American Express
                Centurion, BN
                5.74%, 02/14/00 (C)....       35,000,000
   50,000,000   Bank of New York
                6.52%, 01/22/01........       49,974,517
   50,000,000   Bank One Corp., BN
                6.16%, 10/16/00........       49,986,520
   23,000,000   Comerica Bank, BN
                5.75%, 02/08/00 (C)....       22,999,640
   12,500,000   Comerica Bank, BN
                5.86%, 09/25/00 (C)....       12,498,867
   50,000,000   Comerica Bank, BN
                5.79%, 11/24/00 (C)....       49,984,050
  100,000,000   Fifth Third Bank
                Senior Bank Note
                5.75%, 02/28/00........      100,000,000
   50,000,000   First National Bank
                of Chicago, BN
                5.68%, 07/10/00........       49,991,601
   50,000,000   First National Bank
                of Maryland
                5.73%, 03/10/00 (C)....       49,997,952
   88,500,000   First Union National
                Bank, BN
                5.79%, 11/24/00 (C)....       88,485,809
   50,000,000   Huntington National
                Bank, BN
                6.03%, 12/13/00 (C)....       49,961,148
   40,500,000   Key Bank N.A., BN
                5.93%, 02/29/00 (C)....       40,499,587
   37,500,000   Key Bank N.A., BN
                5.75%, 06/26/00 (C)....       37,491,155
   45,000,000   Key Bank N.A., BN
                6.50%, 01/29/01........       44,974,481
   50,000,000   Mellon Bank N.A., BN
                5.71%, 03/10/00 (C)....       49,997,965
   15,000,000   National Bank of Canada
                NY, Notes
                6.32%, 03/10/00 (C)....       15,003,192



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

                BANKING (CONTINUED)

  $44,000,000   M & I Bank Northeast, BN
                6.36%, 10/26/00........  $    44,000,000
   25,000,000   Old Kent Bank & Trust Co.
                5.73%, 03/10/00 (C)....       24,998,976
                                         ---------------
                                             878,344,906
                                         ---------------

                FINANCE - 6.15%

  100,000,000   Diageo Capital Plc
                6.05%, 08/24/00 (C)....       99,969,754
   20,000,000   IBM Credit Corp., MTN
                5.90%, 08/07/00........       19,995,800
   55,000,000   National Rural Utilities
                Cooperative Finance
                Corp., MTN
                6.14%, 06/26/00 (C)....       54,998,250
   25,000,000   Texaco Capital, Inc., MTN
                5.11%, 05/03/00........       24,995,727
   75,000,000   Texaco Capital, Inc., MTN
                6.01%, 05/03/00 (C)....       74,982,279
                                         ---------------
                                             274,941,810
                                         ---------------

                UTILITIES - 1.68%

   75,000,000   AT&T Corp.
                5.99%, 07/13/00 (D)....       74,986,603
                                         ---------------

                CONSUMER STAPLES - 1.34%

   60,000,000   Anheuser-Busch Cos.
                5.71%, 07/06/00 (C)....       59,972,000
                                         ---------------
                TOTAL CORPORATE NOTES
                AND BONDS .............    1,288,245,319
                                         ---------------
                (Cost $1,288,245,319)

CERTIFICATES OF DEPOSIT - 15.16%

  100,000,000   Bayerische Landesbank
                New York
                5.71%, 12/15/00 (C)....       99,934,836
   50,000,000   Bayerische Landesbank
                New York
                6.00%, 12/15/00 (C)....       49,956,557
   50,000,000   Canadian Imperial
                Bank, Yankee
                5.81%, 03/06/00........       50,000,000





   PAR VALUE                                  VALUE
   ---------                                  -----

CERTIFICATES OF DEPOSIT (CONTINUED)

  $50,000,000   Canadian Imperial
                Bank, Yankee
                5.25%, 05/10/00........  $    49,993,997
   50,000,000   Key Bank N.A.
                5.71%, 07/12/00........       49,990,434
   25,000,000   M & I Bank Northeast
                6.17%, 10/12/00........       25,000,000
   50,000,000   Morgan Guaranty Trust Co.
                5.75%, 07/10/00........       50,000,000
   75,000,000   Royal Bank of Canada, Yankee
                5.27%, 03/02/00........       74,996,739
   50,000,000   Royal Bank of Canada, Yankee
                6.52%, 01/18/01........       49,977,086
   47,000,000   SunTrust Bank
                5.80%, 03/27/00........       47,000,000
   31,000,000   UBS AG, Yankee
                5.29%, 03/01/00........       30,999,171
  100,000,000   UBS AG, Yankee
                5.28%, 03/03/00........       99,996,732
                                         ---------------
                TOTAL CERTIFICATES
                OF DEPOSIT ............      677,845,552
                                         ---------------
                (Cost $677,845,552)

U.S. AGENCY OBLIGATIONS - 3.52%

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION (A) - 1.73%

   52,765,000   5.52%, 02/02/00........       52,756,909
   25,000,000   5.65%, 03/09/00........       24,854,827
                                         ---------------
                                              77,611,736
                                         ---------------

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION (A) - 0.92%

   40,990,000   5.52%, 02/02/00........       40,983,715
                                         ---------------

                FEDERAL HOME LOAN BANK - 0.87%

   25,000,000   5.65%, 03/15/00 (A)....       24,831,285
   14,000,000   5.92%, 10/13/00........       13,991,026
                                         ---------------
                                              38,822,311
                                         ---------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ...........      157,417,762
                                         ---------------
                (Cost $157,417,762)






                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

REPURCHASE AGREEMENT - 1.14%

  $50,837,000   Morgan Stanley
                Repurchase Agreement
                5.70%, 02/01/00, Dated
                01/31/00, Repurchase Price
                $50,845,049 (Collateralized
                by U.S. Treasury Notes,
                6.63% - 9.88%, due
                06/30/01 through 11/15/15,
                Total Par $39,473,000,
                Market Value $52,283,939) $   50,837,000
                                          --------------
                TOTAL REPURCHASE AGREEMENT    50,837,000
                                          --------------
                (Cost $50,837,000)

    SHARES
    ------

INVESTMENT COMPANIES - 0.22%

    1,988,806   Dreyfus Cash
                Management Fund........        1,988,806
    8,062,636   Federal Investors Prime
                Obligation Money
                Market Fund............        8,062,636
                                          --------------
                TOTAL INVESTMENT
                COMPANIES .............       10,051,442
                                          --------------
                (Cost $10,051,442)





                                              VALUE

TOTAL INVESTMENTS - 100.74%............   $4,503,901,230
                                          --------------
(Cost $4,503,901,230)*
NET OTHER ASSETS AND LIABILITIES - (0.74)%   (33,197,602)
                                         ---------------
NET ASSETS - 100.00%...................   $4,470,703,628
                                          ==============

---------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified buyers. At January 31, 2000, these securities amounted to $797,952,470 or 17.85% of net assets.
(C) Variable rate securities. The rates shown reflect rates in effect at January 31, 2000.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified buyers. At January 31, 2000, this security amounted to $74,986,603 or 1.68% of net assets.
BN     Bank Note
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                   GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

MUNICIPAL SECURITIES - 97.65%

                ALABAMA - 2.20%

   $3,600,000   Chatom IDB, PCR
                Alabama Electric
                Cooperative
                3.85%, 02/09/00........    $   3,600,000
                                           -------------

                ALASKA - 3.12%

    5,100,000   Valdez Marine Terminal
                Revenue Exxon Pipeline
                Co. Project
                Series C
                3.20%, 12/01/33 (A)....        5,100,000
                                           -------------

                ARIZONA - 2.93%

    2,000,000   Maricopa County, PCR
                Arizona Public Service Co.
                Series A
                3.20%, 05/01/29 (A)
                LOC: Morgan Guaranty Trust     2,000,000
    2,800,000   Maricopa County, PCR
                Arizona Public Service Co.
                Series F
                2.95%, 05/01/29 (A)
                LOC: Bank of America...        2,800,000
                                           -------------
                                               4,800,000
                                           -------------

                CALIFORNIA - 3.24%

    1,000,000   Los Angeles Regional
                Airports Improvement Corp.
                American Airlines
                Series E
                3.15%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A.       1,000,000
    1,400,000   Los Angeles Regional
                Airports Improvement Corp.
                American Airlines
                Series F
                3.15%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A.       1,400,000





   PAR VALUE                                  VALUE
   ---------                                  -----

                CALIFORNIA (CONTINUED)

   $1,200,000   Los Angeles Regional
                Airports Improvement Corp.
                American Airlines
                Series G
                3.15%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A.   $   1,200,000
    1,700,000   Los Angeles Regional
                Airports
                Improvement Corp., LAX 2
                3.15%, 12/01/25 (A)
                LOC: Societe Generale..        1,700,000
                                           -------------
                                               5,300,000
                                           -------------

                COLORADO - 1.69%

    2,760,000   Colorado State Health
                Facilities Authority Revenue
                Boulder Community Hospital
                Project, Series B
                3.00%, 10/01/14 (A)
                Insured: MBIA
                SPA: Rabobank
                Nederland N.V..........        2,760,000
                                           -------------

                FLORIDA - 1.83%

    2,900,000   University Athletic
                Association, Inc., Capital
                Improvement Revenue
                University of Florida
                Stadium Project
                3.00%, 02/01/20 (A)
                LOC: SunTrust Bank of
                Central Florida........        3,000,000
                                           -------------

                GEORGIA - 4.22%

    3,900,000   Municipal Electric Authority
                3.00%, 01/01/20 (A)
                LOC: ABN AMRO Bank N.V.        3,900,000
    3,000,000   Richmond County Board of
                Education, GO
                4.50%, 03/01/00........        3,003,175
                                           -------------
                                               6,903,175
                                           -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

                IDAHO - 1.83%

   $3,000,000   Idaho State HFA
                Pooled Financing Program
                3.00%, 10/01/10 (A)
                LOC: U.S Bank of Idaho.    $   3,000,000
                                           -------------

                ILLINOIS - 2.45%

    4,000,000   Illinois Educational
                Facilities Authority
                Pooled Financing Program
                Series 95
                3.80%, 02/10/00
                LOC: Northern Trust Co.        4,000,000
                                           -------------

                INDIANA - 1.22%

    2,000,000   Indiana State Development
                Finance Authority
                Environmental Revenue
                USX Corp. Project
                3.45%, 12/01/22 (A)
                LOC: Bank of Nova Scotia       2,000,000
                                           -------------

                IOWA - 0.61%

    1,000,000   Iowa Finance Authority
                Revenue Wheaton Franciscan
                Services, Series A
                2.98%, 08/15/12 (A)
                Insured: MBIA
                SPA: Toronto
                Dominion Bank..........        1,000,000
                                           -------------

                KENTUCKY - 3.07%

    5,000,000   Kentucky State
                Asset/Liability
                Commission TRAN, Series A
                4.25%, 06/28/00........        5,017,103
                                           -------------

                LOUISIANA - 9.11%

    4,200,000   Ascension Parish, PCR
                Shell Oil Co.
                2.85%, 05/01/26 (A)....        4,200,000




   PAR VALUE                                  VALUE
   ---------                                  -----

                LOUISIANA (CONTINUED)

   $4,600,000   Louisiana State Offshore
                Terminal Authority
                Deepwater Port Revenue
                Loop, Inc.
                1st Stage
                3.20%, 09/01/08 (A)
                LOC: SunTrust Bank.....    $   4,600,000
    2,100,000   St. Charles Parish, PCR
                Shell Oil Co. Project
                3.00%, 10/01/25 (A)....        2,100,000
    4,000,000   St. James Parish, PCR
                Texaco Project
                3.65%, 04/25/00........        4,000,000
                                           -------------
                                              14,900,000
                                           -------------

                MARYLAND - 0.92%

    1,500,000   Maryland State Health &
                Higher Educational Facilities
                Authority Pooled Loan Project
                Series A
                2.90%, 04/01/35 (A)
                LOC: First National Bank
                of Chicago.............        1,500,000
                                           -------------

                MASSACHUSETTS - 1.47%

    1,000,000   Massachusetts State HEFA
                Wellesley College, Series G
                2.80%, 07/01/39 (A)....        1,000,000
    1,400,000   Massachusetts State Water
                Resource Authority
                Subordinated General
                Purpose, Series A
                2.75%, 04/01/28 (A)
                Insured: AMBAC
                SPA: Bank
                of Nova Scotia.........        1,400,000
                                           -------------
                                               2,400,000
                                           -------------

                MICHIGAN - 0.61%

    1,000,000   Michigan State Building
                Authority, Series 2
                3.65%, 04/27/00
                LOC: Canadian Imperial
                Bank of Commerce.......        1,000,000
                                           -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

                MINNESOTA - 2.08%

   $3,400,000   New ULM,  Hospital Facility
                Revenue Health Central
                System
                3.00%, 08/01/14 (A)
                LOC: Norwest Bank
                Minnesota NA...........    $   3,400,000
                                           -------------

                MISSISSIPPI - 7.05%

    3,925,000   Claiborne County, PCR
                National Rural
                Utilities Cooperative
                3.80%, 02/09/00........        3,925,000
    4,100,000   Jackson County
                Water System,
                Chevron Corp. Project
                3.90%, 11/01/24 (A)....        4,100,000
    3,500,000   Mississippi State Highway
                Revenue, Four Lane
                Highway Program, Series 39
                4.50%, 06/01/00........        3,512,366
                                           -------------
                                              11,537,366
                                           -------------

                NEVADA - 0.61%

    1,000,000   Reno Hospital Revenue
                St. Mary's Regional Medical
                Center, Series B
                3.15%, 05/15/23 (A)
                Insured: MBIA
                SPA: ABN AMRO Bank.....        1,000,000
                                           -------------

                NEW HAMPSHIRE - 2.23%

    3,650,000   New Hampshire Health &
                Higher Education Facilities
                Authority VHA of New England
                Capital Asset Financing
                Program, Series D
                3.05%, 12/01/25 (A)
                Insured: AMBAC
                SPA: Mellon Bank, N.A..        3,650,000
                                           -------------




   PAR VALUE                                  VALUE
   ---------                                  -----

                NEW MEXICO - 6.01%

   $1,200,000   Farmington, PCR
                Arizona Public Service Co.
                Series A
                3.10%, 05/01/24 (A)
                LOC: Bank of America
                NT & SA................    $   1,200,000
    4,620,000   Farmington, PCR
                Arizona Public Service Co.
                Series B
                3.10%, 09/01/24 (A)
                LOC: Barclays Bank Plc.        4,620,000
    4,000,000   New Mexico State, TRAN
                4.00%, 06/30/00........        4,012,214
                                           -------------
                                               9,832,214
                                           -------------

                NEW YORK - 0.76%

    1,250,000   New York State Energy
                Research and Development
                Authority, PCR
                New York State Electric & Gas
                Series B
                3.20%, 10/15/15 (A)
                LOC: UBS AG............        1,250,000
                                           -------------

                NORTH CAROLINA - 0.80%

    1,300,000   Wake County Industrial
                Facilities & Pollution Control
                Financing Authority
                Carolina Power & Light Co.
                Project, Series A
                3.05%, 06/15/14 (A)
                LOC: First National Bank
                of Chicago.............        1,300,000
                                           -------------

                OHIO - 1.39%

    2,280,000   Cuyahoga County Hospital
                Improvement Revenue
                University Hospital of
                Cleveland Project
                3.05%, 01/01/16 (A)
                LOC: Chase Manhattan Bank      2,280,000
                                           -------------




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

                PENNSYLVANIA - 7.34%

   $  100,000   Delaware County, IDA
                United Parcel Service
                Project
                3.05%, 12/01/15 (A)....    $     100,000
    3,500,000   Delaware County, PCR
                Philadelphia Electric Co.
                Project
                3.70%, 03/09/00
                Insured: FGIC..........        3,500,000
    4,000,000   Delaware Valley Finance
                Authority Local
                Government Revenue
                3.00%, 08/01/16 (A)
                LOC: Credit Suisse
                First Boston...........        4,000,000
    2,000,000   Delaware Valley Finance
                Authority Local Government
                Revenue, Series D
                3.00%, 12/01/20 (A)
                LOC: Credit Suisse
                First Boston...........        2,000,000
    2,400,000   Lehigh County General
                Purpose Authority Revenue
                Lehigh Valley Hospital
                Series B
                3.10%, 07/01/29 (A)
                Insured: MBIA
                SPA: First Union
                National Bank..........        2,400,000
                                           -------------
                                              12,000,000
                                           -------------

                RHODE ISLAND - 1.57%

    2,545,000   Rhode Island State, GO
                Consolidated Capital
                Development Loan, Series A
                5.00%, 09/01/00........        2,563,675
                                           -------------

                SOUTH CAROLINA - 1.83%

    3,000,000   South Carolina State Jobs
                Economic Development
                Authority
                St. Francis Hospital
                3.70%, 07/01/22 (A)
                LOC: Chase Manhattan
                Bank, N.A..............        3,000,000
                                           -------------




   PAR VALUE                                  VALUE
   ---------                                  -----

                TENNESSEE - 1.53%

   $2,500,000   Tennessee State, BAN
                Series C
                2.95%, 07/02/01 (A)....    $   2,500,000
                                           -------------

                TEXAS - 17.54%

    1,100,000   Dallas, GO
                5.90%, 02/15/00........        1,101,194
    1,700,000   Gulf Coast Waste Disposal
                Authority, PCR
                Amoco Oil Co. Project
                3.20%, 10/01/17 (A)....        1,700,000
    5,300,000   Gulf Coast Waste Disposal
                Authority, PCR
                Exxon Project
                2.90%, 10/01/24 (A)....        5,300,000
    1,200,000   Harris County, IDC
                Baytank Houston, Inc. Project
                2.95%, 02/01/20 (A)
                LOC: Rabobank
                Nederland, N.V.........        1,200,000
      700,000   Harris County Health
                Facilities St. Luke's
                Episcopal Hospital
                Series B
                3.15%, 02/15/27 (A)
                SPA: Morgan Guaranty Trust       700,000
    5,000,000   Hockley County IDC, PCR
                Amoco Project
                3.85%, 11/01/19 (A)....        5,002,309
    2,500,000   Houston Higher Education
                Rice University
                3.75%, 05/10/00........        2,500,000
      770,000   Lone Star Airport
                Improvement Authority
                American Airlines
                Series A-4
                3.15%, 12/01/14 (A)
                LOC: Royal Bank of Canada        770,000
    1,000,000   Lone Star Airport
                Improvement Authority
                American Airlines
                Series B-2
                3.15%, 12/01/14 (A)
                LOC: Royal Bank of Canada      1,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

                TEXAS (CONTINUED)

   $  900,000   Lone Star Airport
                Improvement Authority
                American Airlines,
                Series B-3
                3.15%, 12/01/14 (A)
                LOC: Royal Bank of Canada  $     900,000
    3,000,000   Lower Neches Valley
                Authority
                Chevron, Inc. Project
                3.45%, 02/15/17 (A)....        3,000,000
    1,000,000   North Central HFDC
                Hospital Revenue
                Presbyterian Medical Center
                Series C
                3.15%, 12/01/15 (A)
                Insured: MBIA
                SPA: NationsBank, N.A..        1,000,000
    4,500,000   Texas State, TRAN, Series A
                4.50%, 08/31/00........        4,520,152
                                           -------------
                                              28,693,655
                                           -------------

                UTAH - 3.06%

    5,000,000   Utah State, GO
                Series C
                2.95%, 07/01/16 (A)
                SPA: Toronto
                Dominion Bank..........        5,000,000
                                           -------------

                VIRGINIA - 1.34%

    2,200,000   Peninsula Port Authority
                Dominion Terminal
                Project, Series C
                3.15%, 07/01/16 (A)
                LOC: Barclays Bank Plc.        2,200,000
                                           -------------

                WASHINGTON - 1.99%

    3,250,000   Seattle Municipal
                Light & Power
                3.75%, 02/09/00
                SPA: Morgan Guaranty
                Trust..................        3,250,000
                                           -------------
                TOTAL MUNICIPAL SECURITIES   159,737,188
                                           -------------
                (Cost $159,737,188)





   PAR VALUE                                  VALUE
   ---------                                  -----

REPURCHASE AGREEMENT - 2.31%
   $3,770,000   Morgan Stanley
                Repurchase Agreement
                5.70%, 02/01/00, Dated
                1/31/00, Repurchase Price
                $3,770,597 (Collateralized
                by U.S. Treasury Bond 5.25%,
                Due 11/15/28
                Total Par $4,564,000
                Market Value $3,825,362)   $   3,770,000
                                           -------------
                TOTAL REPURCHASE AGREEMENT     3,770,000
                                           -------------
                (Cost $3,770,000)

    SHARES
    ------

INVESTMENT COMPANIES - 0.86%
    1,269,263   Dreyfus Tax Exempt Cash
                Management.............        1,269,263
      140,690   Federated Investors Tax-Free
                Obligations Fund.......          140,690
                                           -------------
                TOTAL INVESTMENT COMPANIES     1,409,953
                                           -------------
                (Cost $1,409,953)

TOTAL INVESTMENTS - 100.82%............      164,917,141
                                           -------------
(Cost $164,917,141)*
NET OTHER ASSETS AND LIABILITIES - (0.82)%    (1,338,236)
                                           -------------
NET ASSETS - 100.00%...................    $ 163,578,905
                                           =============

---------------------------------
*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at January 31, 2000.
AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Notes
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Health Facilities Authority
HFDC    Health Facilities Development Corp.
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corp.
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement
TRAN    Tax and Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                   GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2000 (UNAUDITED)

   PAR VALUE                                  VALUE
   ---------                                  -----

U.S. AGENCY OBLIGATIONS - 72.82%

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION - 25.29%

  $10,000,000   5.60%, 02/01/00 (A)....   $   10,000,000
    5,000,000   5.47%, 02/04/00 (A)....        4,997,721
   10,000,000   5.67%, 03/09/00 (A)....        9,941,725
    5,000,000   5.69%, 04/20/00 (A)....        4,937,568
    6,000,000   6.54%, 05/19/00........        6,018,019
   10,000,000   5.89%, 12/20/00, MTN (B)       9,988,969
                                          --------------
                                              45,884,002
                                          --------------

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 23.60%

    4,000,000   4.86%, 02/10/00, MTN...        3,999,286
    4,000,000   5.18%, 03/10/00, MTN...        3,996,925
    7,000,000   5.72%, 03/30/00 (A)....        6,935,491
   10,000,000   5.70%, 04/06/00 (A)....        9,897,083
    3,000,000   5.64%, 07/26/00, MTN (B)       2,999,098
    5,000,000   5.98%, 08/04/00, MTN (B)       4,998,484
   10,000,000   5.59%, 12/08/00, MTN (B)       9,991,673
                                          --------------
                                              42,818,040
                                          --------------

                FEDERAL HOME LOAN BANK - 21.18%

    8,000,000   5.16%, 03/08/00........        7,999,319
    5,000,000   5.83%, 03/22/00 (A)....        4,959,514
    5,000,000   5.05%, 04/26/00........        4,987,285
    1,500,000   5.20%, 05/26/00........        1,499,826
    5,000,000   5.48%, 07/13/00........        4,997,350
    5,000,000   5.64%, 07/28/00 (B)....        4,998,541
    5,000,000   5.84%, 10/04/00 (B)....        4,997,689
    4,000,000   5.92%, 10/13/00........        3,997,436
                                          --------------
                                              38,436,960
                                          --------------

                FEDERAL FARM CREDIT BANK (B) - 2.75%

    5,000,000   5.67%, 09/01/00........        4,999,127
                                          --------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ...........      132,138,129
                                          --------------
                (Cost $132,138,129)





   PAR VALUE                                  VALUE
   ---------                                  -----

REPURCHASE AGREEMENT - 22.83%
  $41,436,000   Morgan Stanley
                Repurchase Agreement
                5.70%, 02/01/00, Dated
                01/31/00, Repurchase Price
                $41,442,561 (Collateralized
                by U.S. Treasury Note,
                5.88%, due 11/15/05;
                Total Par $43,705,000
                Market Value $42,520,502) $   41,436,000
                                          --------------
                TOTAL REPURCHASE
                AGREEMENT .............    41,436,000
                                          --------------
                (Cost $41,436,000)

    SHARES
    ------

INVESTMENT COMPANIES - 3.21%
    2,838,081   Dreyfus Cash
                Management Fund........        2,838,081
    2,978,717   Federated Investors
                Government Obligation
                Money Market Fund......        2,978,717
                                          --------------
                TOTAL INVESTMENT
                COMPANIES .............        5,816,798
                                          --------------
                (Cost $5,816,798)

TOTAL INVESTMENTS - 98.86%.............      179,390,927
                                          --------------
(Cost $179,390,927)*
NET OTHER ASSETS AND LIABILITIES - 1.14%      2,074,999
                                          --------------
NET ASSETS - 100.00%...................   $  181,465,926
                                          ==============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at January 31, 2000.
MTN    Medium Term Note




                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2000 (UNAUDITED)

                                                           PRIME           TAX-EXEMPT           GOVERNMENT
                                                         RESERVES           RESERVES             RESERVES
                                                         --------          -----------          ----------
ASSETS:

   Investments (Note 2):
     Investments at amortized cost ..............    $  4,453,064,230    $   161,147,141     $   137,954,927
     Repurchase agreements ......................          50,837,000          3,770,000          41,436,000
                                                     ----------------    ---------------     ---------------
       Total investments at value ...............       4,503,901,230        164,917,141         179,390,927
   Cash .........................................             228,537              1,047                 118
   Receivable for shares sold ...................         107,461,725          2,858,202           3,645,659
   Interest and dividend receivables ............          26,807,158          1,115,968             885,616
                                                     ----------------    ---------------     ---------------
     Total Assets ...............................       4,638,398,650        168,892,358         183,922,320
                                                     ----------------    ---------------     ---------------

LIABILITIES:

   Payable for shares repurchased ...............         163,430,718          5,150,198           2,284,740
   Advisory fee payable (Note 3) ................           1,352,605             57,444              60,002
   Distribution and service fee payable (Note 3)            1,698,226             57,444              60,002
   Payable to Administrator (Note 3) ............             290,592             15,283              13,975
   Trustees' fees and expenses payable (Note 3) .              59,329              2,283               2,672
   Accrued expenses and other payables ..........             863,552             30,801              35,003
                                                     ----------------    ---------------     ---------------
     Total Liabilities ..........................         167,695,022          5,313,453           2,456,394
                                                     ----------------    ---------------     ---------------
NET ASSETS ......................................    $  4,470,703,628    $   163,578,905     $   181,465,926
                                                     ================    ===============     ===============

NET ASSETS CONSIST OF:
   Par value (Note 4) ...........................    $      4,470,704    $       163,579     $       181,466
   Paid-in capital in excess of par value .......       4,466,232,924        163,415,326         181,284,460
                                                     ----------------    ---------------     ---------------
TOTAL NET ASSETS ................................    $  4,470,703,628    $   163,578,905     $   181,465,926
                                                     ================    ===============     ===============

SHARES OF BENEFICIAL INTEREST OUTSTANDING .......       4,470,703,628        163,578,905         181,465,926

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets / Shares Outstanding) ............    $           1.00    $          1.00     $          1.00
                                                     ================    ===============     ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

                                                           PRIME           TAX-EXEMPT           GOVERNMENT
                                                         RESERVES           RESERVES             RESERVES
                                                         --------          -----------          ----------
INVESTMENT INCOME:
   Interest (Note 2) .............................   $    119,826,248    $     3,216,558     $     4,525,873
   Dividends (Note 2) ............................            255,649             74,104             152,959
                                                     ----------------    ---------------     ---------------
     Total investment income .....................        120,081,897          3,290,662           4,678,832
                                                     ----------------    ---------------     ---------------
EXPENSES:
   Investment advisory fee (Note 3) ..............          7,787,991            386,027             345,772
   Administration fee (Note 3) ...................          1,608,573             71,504              64,036
   Custody fee ...................................             27,768             12,298               9,797
   Fund accounting fee (Note 3) ..................             55,687             24,117              16,604
   Professional fees .............................             87,477             11,564              14,351
   Trustees' fee (Note 3) ........................             48,706              1,611               1,378
   Transfer agent fee (Note 3) ...................              2,587              2,520               2,520
   Distribution and service fee (Note 3) .........          9,770,189            386,027             345,772
   Reports to shareholders .......................            770,483             15,540              13,684
   Registration fees .............................             41,281             22,390              14,589
   Miscellaneous .................................             40,282              1,886               4,854
                                                     ----------------    ---------------     ---------------
     Total expenses ..............................         20,241,024            935,484             833,357
                                                     ----------------    ---------------     ---------------
NET INVESTMENT INCOME ............................         99,840,873          2,355,178           3,845,475
                                                     ----------------    ---------------     ---------------
NET REALIZED GAIN ON INVESTMENTS .................                 --              1,486                  --
                                                     ----------------    ---------------     ---------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ........................   $     99,840,873    $     2,356,664     $     3,845,475
                                                     ================    ===============     ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                 GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  PRIME RESERVES
                                                        -----------------------------------
                                                        SIX MONTHS ENDED       PERIOD
                                                        JANUARY 31, 2000       ENDED
                                                           (UNAUDITED)     JULY 31, 1999(1)
                                                        ----------------   ----------------

NET ASSETS AT BEGINNING OF PERIOD ...................   $  4,250,399,059   $             10(2
                                                        ----------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ............................         99,840,873        134,875,896
   Net realized gain (loss) on investments sold .....               --                 --
                                                        ----------------   ----------------
     Net increase in net assets
       resulting from operations ....................         99,840,873        134,875,896
                                                        ----------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ............................        (99,840,873)      (134,875,896)
                                                        ----------------   ----------------
     Total Dividends ................................        (99,840,873)      (134,875,896)
                                                        ----------------   ----------------
SHARE TRANSACTIONS:
   Net proceeds from sale of shares .................     11,870,429,983     21,244,865,186
   Issued to shareholders in
     reinvestment of dividends ......................        107,750,495        127,220,074
   Cost of shares repurchased .......................    (11,757,875,909)   (17,121,686,211)
                                                        ----------------   ----------------
     Net increase (decrease) from share transactions         220,304,569      4,250,399,049
                                                        ----------------   ----------------
     Net increase (decrease) in net assets ..........        220,304,569      4,250,399,049
                                                        ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $  4,470,703,628   $  4,250,399,059
                                                        ================   ================
(A) Undistributed net investment income .............   $           --     $           --
                                                        ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold .............................................     11,870,429,983     21,244,865,186
   Issued to shareholders in
     reinvestment of dividends ......................        107,750,495        127,220,074
   Repurchased ......................................    (11,757,875,909)   (17,121,686,211)
                                                        ----------------   ----------------
     Net increase (decrease) in shares outstanding ..        220,304,569      4,250,399,049
                                                        ================   ================


----------------------------------
(1)  The Funds commenced operations on September 22, 1998.
(2)  Amounts represent initial investment.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      14

--------------------------------------------------------------------------------

                                                               TAX-EXEMPT RESERVES                   GOVERNMENT RESERVES
                                                       ----------------------------------     --------------------------------
                                                       SIX MONTHS ENDED      PERIOD           SIX MONTHS ENDED      PERIOD
                                                       JANUARY 31, 2000      ENDED            JANUARY 31, 2000      ENDED
                                                          (UNAUDITED)    JULY 31, 1999(1)        (UNAUDITED)    JULY 31, 1999(1)
                                                       ----------------  ----------------     ----------------  --------------

NET ASSETS AT BEGINNING OF PERIOD ...................  $    177,839,867  $             10(2)  $    156,852,991  $           10(2)
                                                       ----------------  ----------------     ----------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ............................         2,355,178         2,635,072            3,845,475       5,466,065
   Net realized gain (loss) on investments sold .....             1,486            (1,486)                  --              --
                                                       ----------------  ----------------     ----------------  --------------
     Net increase in net assets
       resulting from operations ....................         2,356,664         2,633,586            3,845,475       5,466,065
                                                       ----------------  ----------------     ----------------  --------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ............................        (2,355,218)       (2,635,032)          (3,845,484)     (5,466,056)
                                                       ----------------  ----------------     ----------------  --------------
     Total Dividends ................................        (2,355,218)       (2,635,032)          (3,845,484)     (5,466,056)
                                                       ----------------  ----------------     ----------------  --------------
SHARE TRANSACTIONS:
   Net proceeds from sale of shares .................       457,266,807       629,913,123          305,469,526     594,673,838
   Issued to shareholders in
     reinvestment of dividends ......................         2,519,902         2,472,799            4,132,277       5,186,232
   Cost of shares repurchased .......................      (474,049,117)     (454,544,619)        (284,988,859)   (443,007,098)
                                                       ----------------  ----------------     ----------------  --------------
     Net increase (decrease) from share transactions        (14,262,408)      177,841,303           24,612,944     156,852,972
                                                       ----------------  ----------------     ----------------  --------------
     Net increase (decrease) in net assets ..........       (14,260,962)      177,839,857           24,612,935     156,852,981
                                                       ----------------  ----------------     ----------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......  $    163,578,905   $   177,839,867     $    181,465,926  $  156,852,991
                                                       ================  ================     ================  ==============
(A) Undistributed net investment income .............  $             --   $            40     $             --  $            9
                                                       ================  ================     ================  ==============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold .............................................       457,266,807       629,913,123          305,469,526     594,673,838
   Issued to shareholders in
     reinvestment of dividends ......................         2,519,902         2,472,799            4,132,277       5,186,232
   Repurchased ......................................      (474,049,117)     (454,544,619)        (284,988,859)   (443,007,098)
                                                       ----------------  ----------------     ----------------  --------------
     Net increase (decrease) in shares outstanding ..       (14,262,408)      177,841,303           24,612,944     156,852,972
                                                       ================  ================     ================  ==============


--------------------------------------------------------------------------------
                       GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                            SIX MONTHS ENDED    PERIOD ENDED
                                            JANUARY 31, 2000      JULY 31,
                                               (UNAUDITED)        1999(1)
                                              ------------      -----------
Net Asset Value, Beginning of Period ......   $       1.00      $      1.00
                                              ------------      -----------
Income from Investment Operations:
   Net investment income ..................           0.02             0.04
                                              ------------      -----------
Less Dividends:
   Dividends from net investment income ...          (0.02)           (0.04)
                                              ------------      -----------
Net increase (decrease) in net asset value              --               --
                                              ------------      -----------
Net Asset Value, End of Period ............   $       1.00      $      1.00
                                              ============      ===========

Total Return ..............................           2.34%**          3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) .........   $  4,470,704      $ 4,250,399
Ratios to average net assets:
   Net investment income ..................           4.61%*           4.10%*
   Operating expenses .....................           0.93%*           0.96%*


-----------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                       GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                            SIX MONTHS ENDED    PERIOD ENDED
                                            JANUARY 31, 2000      JULY 31,
                                               (UNAUDITED)         1999(1)
                                              ------------      -----------
Net Asset Value, Beginning of Period .......  $       1.00      $      1.00
                                              ------------      -----------
Income from Investment Operations:
   Net investment income ...................          0.01             0.02
                                              ------------      -----------
Less Dividends:
   Dividends from net investment income ....         (0.01)           (0.02)
                                              ------------      -----------
Net increase (decrease) in net asset value .            --               --
                                              ------------      -----------
Net Asset Value, End of Period .............  $       1.00      $      1.00
                                              ============      ===========


Total Return ...............................          1.24%**          1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........  $    163,579      $   177,840
Ratios to average net assets:
   Net investment income ...................          2.45%*           2.09%*
   Operating expenses ......................          0.97%*           0.99%*


--------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17
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                       GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                            SIX MONTHS ENDED    PERIOD ENDED
                                            JANUARY 31, 2000      JULY 31,
                                               (UNAUDITED)         1999(1)
                                              ------------      -----------
Net Asset Value, Beginning of Period .......  $       1.00      $      1.00
                                              ------------      -----------
Income from Investment Operations:
   Net investment income ...................          0.02             0.03
                                              ------------      -----------
Less Dividends:
   Dividends from net investment income ....         (0.02)           (0.03)
                                              ------------      -----------
Net increase (decrease) in net asset value .            --               --
                                              ------------      -----------
Net Asset Value, End of Period .............  $       1.00      $      1.00
                                              ============      ===========


Total Return ...............................          2.26%**          3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........  $    181,466      $   156,853
Ratios to average net assets:
   Net investment income ...................          4.46%*           4.00%*
   Operating expenses ......................          0.97%*           0.99%*


------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.



                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18
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                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund", collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price.

Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities,

                                       19
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NOTES TO FINANCIAL STATEMENTS


and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3.     INVESTMENT ADVISORY, ADMINISTRATION,
       DISTRIBUTION, SHAREHOLDER SERVICES AND
       OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corpor-ation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), an indirect wholly-owned subsidiary of PNC Bank Corp., are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion.

In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

Provident Distributors, Inc. (the "Distributor"), serves as the distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., served as the exclusive distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a

                                       20
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NOTES TO FINANCIAL STATEMENTS


servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.45% of the average daily net assets of the Prime Reserves and not more than 0.40% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the period ended January 31, 2000, the Funds paid fees under the Plan as follows:

                         SHAREHOLDER
  FUND                    SERVICES     DISTRIBUTION
  ----                   -----------   ------------
Prime Reserves ........  $5,427,883     $4,342,306
Tax-Exempt Reserves ...     241,267        144,760
Government Reserves ...     216,108        129,664

Certain officers of the Trust are officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective May 28, 1999, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 plus certain other fees for attending or participating in meetings as well as reimbursements for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the period ended January 31, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into thirty-eight classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

                                       21
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                  GALAXY MONEY MARKET PORTFOLIOS
THE GALAXY FUNDS



SEMI-ANNUAL REPORT
January 31, 2000



Galaxy Prime Reserves

Galaxy Tax-Exempt Reserves

Galaxy Government Reserves




                                                 {Logo for Galaxy Funds omitted]

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